     As Filed with the Securities and Exchange Commission on July 18, 2008
                                                           File Nos. 333-143228
                                                                      811-07467
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 6

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                       Post-Effective Amendment No. 114

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                               100 Motor Parkway
                                   Suite 132
                           Hauppauge, New York 11788
                                 631-357-8920
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                Joseph P. Rath
                  Allstate Life Insurance Company of New York
                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
           (Name, Address and Telephone Number of Agent for Service)

                                   Copy to:

                                  Jocelyn Liu
                               Assistant Counsel
                  Allstate Life Insurance Company of New York
                         3100 Sanders Road, Suite J5B
                             Northbrook, IL 60062

Approximate Date of Proposed Offering: Continuous.

It is proposed that this filing will become effective (check appropriate space):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on July 28, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] __________ on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

================================================================================

                                     Note:

Registrant is filing this Post-Effective Amendment No. 6 to Registration Statement No. 333-143228 in order to file two Supplements to Prospectus. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on April 25, 2008, as supplemented, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK


        ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

                        Supplement, dated July 28, 2008

                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 877-234-8688.

 This supplement is being issued to describe several changes that we are making to the variable investment options within each of the above-referenced Annuities. We summarize each change immediately below, and then indicate how the pertinent portion of each prospectus is amended to reflect the change.

 The changes are as follows:

 1. AST Focus Four Plus Portfolio. We add the Portfolio as an investment option available under each Annuity. Accordingly, we (a) add the Portfolio to the list of Investment Options on the inside front cover, and (b) set forth the fees of the Portfolio in the table of Portfolio Annual Expenses, and (c) in the Investment Options section, add the Portfolio to the list of portfolios that are permitted if you elect TrueIncome, TrueIncome - Spousal, or TrueIncome - Highest Daily, and (d) add a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of the addition of the Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 2. AST Parametric Emerging Markets Equity Portfolio; AST Global Real Estate Portfolio. We add each Portfolio as an investment option available under each Annuity. Accordingly, we (a) add each Portfolio to the list of Investment Options on the inside front cover, and (b) set forth the fees of each Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) add a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of the addition of each Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 3. AST Conservative Asset Allocation Portfolio; AST Balanced Asset Allocation Portfolio; and AST American Century Strategic Allocation Portfolio. The name and investment objective of each Portfolio are being changed. (In the case of the AST Balanced Asset Allocation Portfolio and AST American Century Strategic Allocation Portfolio only, the changed investment objective was authorized by a vote of Annuity Owners). AST Conservative Asset Allocation Portfolio has been renamed AST Balanced Asset Allocation Portfolio and will be sub-advised by Quantitative Management Associates LLC, the original AST Balanced Asset Allocation Portfolio has become AST Academic Strategies Portfolio, and AST American Century Strategic Allocation Portfolio has become AST Schroders Multi-Asset World Strategies Portfolio. Accordingly, we (a) reflect the revised Portfolio names in the list of Investment Options on the inside front cover, and (b) with respect to AST Balanced Asset Allocation Portfolio, AST Schroders Multi-Asset World Strategies Portfolio and AST Academic Strategies Portfolio only, set forth the revised fees of each Portfolio in the table of Portfolio Annual Expenses, and (c) in the Prospectus section discussing the applicable optional benefit include each Portfolio within the group of portfolios that are permitted if you elect TrueIncome, TrueIncome - Spousal, or TrueIncome - Highest Daily, and (d) include a summary description of the Portfolio in the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 4. AST Goldman Sachs Small-Cap Value Portfolio. We add the Portfolio as an investment option available under each Annuity. Accordingly, we (a) add the Portfolio to the list of Investment Options on the inside front cover, and
 (b) set forth the fees of the Portfolio in the table of Portfolio Annual Expenses. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 5. Merger of AST DeAM Small-Cap Value Portfolio into AST Small-Cap Value Portfolio. The AST DeAM Small-Cap Value Portfolio has merged out of existence into the AST Small-Cap Value Portfolio. Accordingly, we remove the AST DeAM Small-Cap Value Portfolio from the list of Investment Options on the inside front cover.

 6. AST Small-Cap Growth Portfolio. Neuberger Berman Management Inc. is no longer a sub-adviser to this Portfolio. The assets formerly managed by Neuberger Berman now are managed by Eagle Asset Management. Accordingly, we revise the summary description of this Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 7. AST Neuberger Berman Mid-Cap Value Portfolio. We have added LSV Asset Management as a sub-adviser to this Portfolio and have re-named the Portfolio the AST Neuberger Berman/LSV Mid-Cap Value Portfolio. Accordingly, we
 (a) reflect the revised Portfolio name in the list of Investment Options on the inside front cover, and (b) set forth the revised fees of the Portfolio in the table of Portfolio Annual Expenses, and (c) include a revised summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 8. AST Aggressive Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and AST Advanced Strategies Portfolio. We are adding Quantitative Management Associates LLC as a sub-adviser to each Portfolio. Accordingly, we include a revised summary description of each Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 With respect to the changed fees referenced above, here is a fee table showing the applicable underlying mutual fund portfolio annual expenses:

                            FUNDS                                                        Acquired
                                                                                         Portfolio Total Annual
                                                               Management  Other   12b-1  Fees &    Portfolio
                                                                  Fee     Expenses  Fee  Expenses    Expenses
---------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation/ 1,2,3,4/
    Management and Other Expense fee waivers/reduction: 0.02%
  Net expenses after fee reimbursement/expense waiver: 1.49%     0.72%     0.10%   0.00%   0.69%      1.51%
AST Schroders Multi-Asset World Strategies                       1.10%     0.16%   0.00%   0.14%      1.40%
AST Focus Four Plus/ 1,2,3/
  Management and administration fee waivers/reductions: 0.21%
  Net expenses after fee reimbursement/expense waiver: 1.03%     0.85%     0.19%   0.00%   0.20%      1.24%
AST Global Real Estate                                           1.00%     0.30%   0.00%   0.00%      1.30%
AST Paramentric Emerging Markets Equity                          1.10%     0.46%   0.00%   0.00%      1.56%
AST Goldman Sachs Small-Cap Value                                0.95%     0.13%   0.00%   0.00%      1.08%
AST Small-Cap Value                                              0.90%     0.10%   0.00%   0.00%      1.00%
AST Advanced Strategies                                          0.85%     0.15%   0.00%   0.04%      1.04%
AST Aggressive Asset Allocation                                  0.15%     0.03%   0.00%   0.96%      1.14%
AST Capital Growth Asset Allocation                              0.15%     0.01%   0.00%   0.93%      1.09%
AST Balanced Asset Allocation                                    0.15%     0.02%   0.00%   0.87%      1.04%
AST Neuberger Berman/LSV Mid-Cap Value                           0.89%     0.10%   0.00%   0.00%      0.99%
AST Preservation Asset Allocation                                0.15%     0.03%   0.00%   0.82%      1.00%

 1 Estimated Other Expenses for the fiscal year ending December 31, 2008. As used in connection with the Portfolio, "Other Expenses" include certain operating expenses, including, without limitation, fees for custodian services, Independent Trustees' fees, and fees for legal, accounting, valuation, and transfer agency services. The Trust has also entered into arrangements with the issuers of the variable insurance products offering the Portfolio under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the Portfolio's average daily net assets. The Portfolio is not directly subject to the administrative services fee to the extent it invests in the Core Plus Bond Portfolio or any other Trust Portfolio (each, an Underlying Trust Portfolio and collectively, the Underlying Trust Portfolios). The Core Plus Bond
    Portfolio and each Underlying Trust Portfolio in which the Portfolio invests, however, are subject to the administrative services fee. See footnote 1 of the table within "Underlying Mutual Fund Portfolio Annual Expenses" in the May 1, 2008 prospectus for a discussion of the administrative services fee applicable to certain other AST Portfolios.
 2 Estimated Underlying Portfolio Fees & Expenses for the fiscal year ending December 31, 2008. The Portfolio will indirectly incur a pro rata portion of the fees and expenses of the Core Plus Bond Portfolio and any other Underlying Trust Portfolio in which it invests. The expenses shown under "Underlying Portfolio Fees and Expenses" represent the portion of the Core Plus Bond Portfolio's estimated annualized operating expense ratio for the fiscal year ending December 31, 2008 to be borne by the Portfolio based upon the Portfolio's expected initial holdings in the Core Plus Bond Portfolio. No sales loads, distribution fees, service fees, redemption fees, or other transaction fees will be assessed in connection with the Portfolio's purchase or redemption of shares of Underlying Trust Portfolios.
 3 Estimated Contractual Fee Waiver and/or Expense Reimbursement for the fiscal year ending December 31, 2008. The Investment Managers have contractually agreed to waive their investment management fees with respect to the Portfolio's investments in the Core Plus Bond Portfolio (i.e., assumes a waiver of 25% of the Investment Managers' contractual investment management fee).
 4. The Co-Managers have contractually agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio's investment management fees plus "Other Expenses" (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 0.80% of the Portfolio's average daily net assets during the Academic Strategies Portfolio's first year of operations (i.e., expected to be July 21, 2008 through July 20, 2009).

 With respect to the changed Investment Objectives/Policies referenced above, here is a table showing the applicable changes:

 -----------------------------------------------------------------------------
    STYLE/          INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
    TYPE                                                     ADVISOR/
                                                            SUB-ADVISOR
 -----------------------------------------------------------------------------
                        ADVANCED SERIES TRUST
 -----------------------------------------------------------------------------
    ASSET        AST Advanced Strategies Portfolio:          LSV Asset
  ALLOCATION/    seeks a high level of absolute             Management;
   BALANCED      return. The Portfolio invests            Marsico Capital
                 primarily in a diversified portfolio    Management, LLC;
                 of equity and fixed income             Pacific Investment
                 securities across different                Management
                 investment categories and investment       Company LLC
                 managers. The Portfolio pursues a       (PIMCO); T. Rowe
                 combination of traditional and          Price Associates,
                 non-traditional investment             Inc.; William Blair
                 strategies.                              & Company, LLC;
                                                           Quantitative
                                                            Management
                                                          Associates LLC
 -----------------------------------------------------------------------------
    ASSET        AST Aggressive Asset Allocation                AST
  ALLOCATION/    Portfolio: seeks the highest               INVESTMENT
   BALANCED      potential total return consistent        SERVICES, INC.
                 with its specified level of risk          & PRUDENTIAL
                 tolerance. The Portfolio will invest       INVESTMENTS
                 its assets in several other Advanced           LLC/
                 Series Trust Portfolios. Under             PRUDENTIAL
                 normal market conditions, the              INVESTMENTS
                 Portfolio will devote approximately     LLC; Quantitative
                 100% of its net assets to underlying       Management
                 portfolios investing primarily in        Associates LLC
                 equity securities (with a range of
                 92.5% to 100%) and the remainder of
                 its net assets to underlying
                 portfolios investing primarily in
                 debt securities and money market
                 instruments (with a range of
                 0%-7.5%).
 -----------------------------------------------------------------------------
    ASSET        AST Schroders Multi-Asset World             Schroder
  ALLOCATION/    Strategies (formerly known as AST          Investment
   BALANCED      American Century Strategic              Management North
                 Allocation Portfolio): The AST            America Inc.
                 Schroders Multi-Asset World
                 Strategies Portfolio seeks long-term
                 capital appreciation through a
                 global flexible asset allocation
                 approach. This asset allocation
                 approach entails investing in
                 traditional asset classes, such as
                 equity and fixed-income investments,
                 and alternative asset classes, such
                 as investments in real estate,
                 commodities, currencies, private
                 equity, and absolute return
                 strategies. The sub-advisor seeks to
                 emphasize the management of risk and
                 volatility. Exposure to different
                 asset classes and investment
                 strategies will vary over time based
                 upon the sub advisor's assessments
                 of changing market, economic,
                 financial and political factors and
                 events.
 -----------------------------------------------------------------------------
    ASSET        AST Academic Strategies Asset             Credit Suisse
  ALLOCATION/    Allocation (formerly known as AST       Securities (USA)
   BALANCED      Balanced Asset Allocation                 LLC; Jennison
                 Portfolio): seeks total return           Associates LLC;
                 consistent with its specified level      Mellon Capital
                 of risk. The Portfolio will be a           Management
                 multi-asset class fund that employs    Corporation; Pacific
                 both top-down asset allocation             Investment
                 strategies and bottom-up                   Management
                 manager/security selection. Under          Company LLC
                 normal circumstances, approximately         (PIMCO);
                 60% of the assets will be allocated     Prudential Bache
                 to traditional asset classes            Asset Management,
                 (including US and international           Incorporated;
                 equities and bonds) and                   Quantitative
                 approximately 40% of the assets will       Management
                 be allocated to nontraditional asset     Associates LLC
                 classes (including real estate,
                 commodities, and alternative
                 strategies). Those percentages are
                 subject to change by the Investment
                 Managers.
 -----------------------------------------------------------------------------

 -----------------------------------------------------------------------------
    STYLE/          INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
    TYPE                                                     ADVISOR/
                                                            SUB-ADVISOR
 -----------------------------------------------------------------------------
    ASSET        AST Capital Growth Asset Allocation            AST
  ALLOCATION/    Portfolio: seeks the highest               INVESTMENT
   BALANCED      potential total return consistent        SERVICES, INC.
                 with its specified level of risk          & PRUDENTIAL
                 tolerance. The Portfolio will invest       INVESTMENTS
                 its assets in several other Advanced    LLC; Quantitative
                 Series Trust Portfolios. Under             Management
                 normal market conditions, the            Associates LLC
                 Portfolio will devote approximately
                 65% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 57.5% to 72.5%), and 35% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 27.5%
                 to 42.5%).
 -----------------------------------------------------------------------------
    ASSET        AST Balanced Asset Allocation                  AST
  ALLOCATION/    (formerly known as AST Conservative        INVESTMENT
   BALANCED      Asset Allocation Portfolio): seeks       SERVICES, INC.
                 the highest potential total return        & PRUDENTIAL
                 consistent with its specified level        INVESTMENTS
                 of risk tolerance. The Portfolio        LLC Quantitative
                 will invest its assets in several          Management
                 other Advanced Series Trust              Associates LLC
                 Portfolios. Under normal market
                 conditions, the Portfolio will
                 devote approximately 60% of its net
                 assets to underlying portfolios
                 investing primarily in equity
                 securities (with a range of 52.5% to
                 67.5%), and 40% of its net assets to
                 underlying portfolios investing
                 primarily in debt securities and
                 money market instruments (with a
                 range of 32.5% to 47.5%).
 -----------------------------------------------------------------------------
  SPECIALTY      AST Global Real Estate Portfolio:        Prudential Real
                 seeks capital appreciation and          Estate Investors
                 income. The Portfolio will normally
                 invest at least 80% of its liquid
                 assets (net assets plus any
                 borrowing made for investment
                 purposes) in equity-related
                 securities of real estate companies.
                 The Portfolio will invest in
                 equity-related securities of real
                 estate companies on a global basis
                 and the Portfolio may invest up to
                 15% of its net assets in ownership
                 interests in commercial real estate
                 through investments in private real
                 estate.
 -----------------------------------------------------------------------------
    ASSET        AST Focus Four Plus Portfolio: seeks   First Trust Advisors
  ALLOCATION/    long-term capital growth balanced by          L.P.
   BALANCED      current income. The Portfolio seeks
                 to achieve its objective by
                 investing approximately 75% in
                 common stocks and approximately 25%
                 in fixed-income securities. The
                 Portfolio allocates the equity
                 portion of the portfolio across four
                 uniquely specialized strategies -
                 The Dow(R) Target Dividend, the
                 Value Line(R) Target 25, the NYSE(R)
                 International Target 25, and the S&P
                 SMid 60. Each strategy employs a
                 quantitative approach by screening
                 common stocks for certain attributes
                 and/or using a multi-factor scoring
                 system to select the common stocks.
 -----------------------------------------------------------------------------
     INTER       AST Parametric Emerging Markets        Parametric Portfolio
   NATIONAL      Equity Portfolio: seeks long-term        Associates LLC
    EQUITY       capital appreciation. The Portfolio
                 normally invests at least 80% of its
                 net assets in equity securities
                 traded on the equity markets of
                 emerging market countries, which are
                 those considered to be developing.
                 Emerging markets countries include
                 countries in Asia, Latin America,
                 the Middle East, Southern Europe,
                 Eastern Europe, Africa and the
                 region formerly comprising the
                 Soviet Union. A company will be
                 considered to be located in an
                 emerging market country if it is
                 domiciled in or derives more that
                 50% of its revenues or profits from
                 emerging market countries. The
                 Portfolio seeks to employ a
                 top-down, disciplined and structured
                 investment process that emphasizes
                 broad exposure and diversification
                 among emerging market countries,
                 economic sectors and issuers.
 -----------------------------------------------------------------------------
   MID CAP       AST Neuberger Berman/LSV Mid-Cap            LSV Asset
    VALUE        Value Portfolio (formerly known as         Management;
                 AST Neuberger Berman Mid-Cap Value      Neuberger Berman
                 Portfolio): seeks capital growth.        Management Inc.
                 Under normal market conditions, the
                 Portfolio invests at least 80% of
                 its net assets in the common stocks
                 of medium capitalization companies.
                 For purposes of the Portfolio,
                 companies with market
                 capitalizations that fall within the
                 range of the Russell Mid-cap(R)
                 Index at the time of investment are
                 considered medium capitalization
                 companies. Some of the Portfolio's
                 assets may be invested in the
                 securities of large-cap companies as
                 well as in small-cap companies.
                 Under the Portfolio's value-oriented
                 investment approach, the subadviser
                 looks for companies whose stock
                 prices are undervalued and that may
                 raise in price before other
                 investors realize their worth.
 -----------------------------------------------------------------------------

   --------------------------------------------------------------------------
      STYLE/          INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
      TYPE                                                    ADVISOR/
                                                            SUB-ADVISOR
   --------------------------------------------------------------------------
      ASSET        AST Preservation Asset Allocation            AST
    ALLOCATION/    Portfolio: seeks the highest              INVESTMENT
     BALANCED      potential total return consistent       SERVICES, INC.
                   with its specified level of risk         & PRUDENTIAL
                   tolerance. The Portfolio will invest     INVESTMENTS
                   its assets in several other Advanced   LLC; Quantitative
                   Series Trust Portfolios. Under            Management
                   normal market conditions, the           Associates LLC
                   Portfolio will devote approximately
                   35% of its net assets to underlying
                   portfolios investing primarily in
                   equity securities (with a range of
                   27.5% to 42.5%), and 65% of its net
                   assets to underlying portfolios
                   investing primarily in debt
                   securities and money market
                   instruments (with a range of 57.5%
                   to 72.5%.
   --------------------------------------------------------------------------
    SMALL CAP      AST Goldman Sachs Small-Cap Value       Goldman Sachs
      VALUE        Portfolio: seeks long-term capital     Asset Management,
                   appreciation. The Portfolio will             L.P.
                   seek its objective through
                   investments primarily in equity
                   securities that are believed to be
                   undervalued in the marketplace. The
                   Portfolio will invest, under normal
                   circumstances, at least 80% of the
                   value of its assets plus any
                   borrowings for investment purposes
                   in small capitalization companies.
                   The 80% investment requirement
                   applies at the time the Portfolio
                   invests its assets. The Portfolio
                   generally defines small
                   capitalization companies as
                   companies with market
                   capitalizations that are within the
                   range of the Russell 2000 Value
                   Index at the time of purchase.
   --------------------------------------------------------------------------

 In the May 1, 2008 prospectuses, the summary fund descriptions of the AST Balanced Asset Allocation Portfolio and the AST Capital Growth Asset Allocation Portfolio were reversed. Thus, the correct summary fund description for each such Portfolio is as follows:

 AST Balanced Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 65% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 57.5% to 72.5%), and 35% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 27.5% to 42.5%).

 AST Capital Growth Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 75% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 67.5% to 80%), and 25% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 20.0% to 32.5%).

 In Appendix B of the prospectus, entitled Selecting The Variable Annuity That's Right For You, we set forth hypothetical illustrations of Contract Value and Surrender Value for each Annuity. Those illustrations assume average fund expenses of 1.14% (1.23% for L Series). As a result of the fund changes described in this supplement, the average fund expenses have changed to 1.11% (1.24% for L Series). This change in average fund expenses would have the effect of increasing the hypothetical illustrated values (for the B Series and X Series) and decreasing the hypothetical illustrated values (for the L Series) by a commensurate amount.


                                                      SKU# RA17NY-1  SUP1  7/08

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

        ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

                        Supplement, dated July 28, 2008
                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 877-234-8688.

 This supplement is being issued to make a change to the "Legal Matters" section of the prospectus.

 The change is as follows:

 Under the section entitled "General Information," the subsection entitled "Legal Matters" is deleted and replaced with the following:

 LEGAL MATTERS
 All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate New York's right to issue such Annuities under New York law, have been passed upon by Joseph P. Rath, Assistant General Counsel of Allstate New York.



                                                         SKU#RA17NY-1 SUP2 7/08

                                    Part C

                               OTHER INFORMATION

                                   Exhibits

Part C is hereby amended to include the following exhibits and to amend items 25,27 and 29B:

Item 24. Financial Statements and Exhibits

Exhibits

(9) Consent of Joseph P. Rath of Allstate Life Insurance Company of New York regarding the legality of the Securities being registered.

(10) Consent of independent registered public accounting firm.

Item 25. Directors and Officers of the Depositor

                                        Position And Office With Depositor Of
Name And Principal Business Address*                 The Account
------------------------------------    --------------------------------------
Marcia D. Alazraki                      Director
Michael B. Boyle                        Director and Vice President
Vincent A. Fusco                        Director, Chief Operations Officer and
                                        Vice President
James E. Hohmann                        Director, Chairman of the Board,
                                        President and Chief Executive Officer
Cleveland Johnson, Jr.                  Director
John Carl Lounds                        Director and Vice President
Kenneth Robert O'Brien                  Director
John C. Pintozzi                        Director, Vice President and Chief
                                        Financial Officer
John Richard Raben, Jr.                 Director
Phyllis Hill Slater                     Director
Kevin Rourke Slawin                     Director and Vice President
J. Eric Smith                           Director and Vice President
Douglas B. Welch                        Director and Vice President
Eric Allen Simonson                     Senior Vice President and Chief
                                        Investment Officer
Samuel Henry Pilch                      Group Vice President and Controller
Mark W. Davis                           Vice President
Matthew S. Easley                       Vice President
Dorothy E. Even                         Vice President
Karen Cassidy Gardner                   Vice President
Judith P. Greffin                       Vice President
Charles D. Mires                        Vice President
Patricia W. Wilson                      Vice President
Steven C. Verney                        Treasurer

                                        Position And Office With Depositor Of
 Name And Principal Business Address*                The Account
 ------------------------------------   -------------------------------------
 Darryl L. Baltimore                    Assistant Vice President
 Karen Burckhardt                       Assistant Vice President
 Errol Cramer                           Assistant Vice President
 Lawrence W. Dahl                       Assistant Vice President
 Joanne Marie Derrig                    Assistant Vice President and Chief
                                        Privacy Officer
 Lisa J. Flanary                        Assistant Vice President
 Keith A. Hauschildt                    Assistant Vice President
 Atif Ijaz                              Assistant Vice President
 Ronald A. Johnson                      Assistant Vice President
 Trond K. Odegaard                      Assistant Vice President and
                                        Investment Risk Manager
 Robert L. Park                         Assistant Vice President and Chief
                                        Compliance Officer
 Joseph P. Rath                         Assistant Vice President, Assistant
                                        General Counsel and Assistant
                                        Secretary
 Mario Rizzo                            Assistant Vice President and
                                        Assistant Treasurer
 Robert E. Transon                      Assistant Vice President
 Timothy Nicholas Vander Pas            Assistant Vice President
 Dean M. Way                            Assistant Vice President and
                                        Illustration Actuary
 Richard Zaharias                       Assistant Vice President
 Robert William Birman                  Assistant Secretary
 Doris J. Bryant                        Assistant Secretary
 Paul N. Kierig                         Assistant Secretary
 Mary J. McGinn                         Assistant Secretary
 Lynn Cirrincione                       Assistant Treasurer
 Karen C. Duffy                         Assistant Treasurer
 Florian Palac                          Assistant Treasurer
 Raymond P. Thomas                      Assistant Treasurer
 Theresa M. Resnick                     Appointed Actuary
 Kevin Tiernan                          Chief Administrative Officer

* The principal business address of Mr. Fusco is 100 Motor Parkway, Hauppauge, New York 11788.

The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019.
The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706.
The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566.
The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260.
The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great Neck Long Island, New York 11021. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

Item 27. Number of Contract Owners

As of May 31, 2008, there were 15 contract owners.

Item 29B. Principal Underwriter

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

 Name and Principal Business Address*
 of Each Such Person                    Positions and Offices with Underwriter
 ------------------------------------   --------------------------------------
 James E. Hohmann                       Manager
 Kevin R. Slawin                        Manager and Chairman of the Board
 Timothy N. Vander Pas                  President
 Karen Cassidy Gardner                  Vice President - Tax
 Joseph Patrick Rath                    Vice President, General Counsel and
                                        Secretary
 William D. Webb                        Treasurer
 Dana Goldstein                         Chief Compliance Officer
 DeeAnne Asplin                         Assistant Vice President
 Joanne Marie Derrig                    Assistant Vice President and Chief
                                        Privacy Officer
 Mary Jovita McGinn                     Assistant Secretary

 Name and Principal Business Address*
 of Each Such Person                    Positions and Offices with Underwriter
 ------------------------------------   --------------------------------------
 Karen C. Duffy                         Assistant Treasurer
 Mario Rizzo                            Assistant Treasurer
 Steven Carl Verney                     Assistant Treasurer

* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 18th day of July, 2008.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                 (REGISTRANT)

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                  (DEPOSITOR)

                                             BY:  /s/ JAMES E. HOHMANN
                                                  ------------------------------
                                                  James E. Hohmann
                                                  Chairman of the Board,
                                                  President and Chief Executive
                                                  Officer

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 18th day of July, 2008.


*/ MARCIA D. ALAZRAKI                   Director
--------------------------------------
Marcia D. Alazraki

*/ MICHAEL B. BOYLE                     Director and Vice President
--------------------------------------
Michael B. Boyle

*/ VINCENT A. FUSCO                     Director, Vice President and Chief
--------------------------------------  Operations Officer
Vincent A. Fusco


*/ CLEVELAND JOHNSON, JR.               Director
--------------------------------------
Cleveland Johnson, Jr.

*/ JOHN C. LOUNDS                       Director and Vice President
--------------------------------------
John C. Lounds

*/ KENNETH R. O'BRIEN                   Director
--------------------------------------
Kenneth R. O'Brien

*/ SAMUEL H. PILCH                      Controller and Group Vice President
--------------------------------------  (Principal Accounting Officer)
Samuel H. Pilch

*/ JOHN C. PINTOZZI                     Director, Vice President and Chief
--------------------------------------  Financial Officer (Principal Financial
John C. Pintozzi                        Officer)

*/ JOHN R. RABEN, JR.                   Director
--------------------------------------
John R. Raben, Jr.

*/ PHYLLIS H. SLATER                    Director
--------------------------------------
Phyllis H. Slater

*/ KEVIN R. SLAWIN                      Director and Vice President
--------------------------------------
Kevin R. Slawin

*/ DOUGLAS B. WELCH                     Director and Vice President
--------------------------------------
Douglas B. Welch

/s/ JAMES E. HOHMANN                    Director, Chairman of the Board,
--------------------------------------  President and Chief Executive Officer
James E. Hohmann

*/ By James E. Hohmann, pursuant to Power of Attorney, previously filed.

                                 Exhibit Index

Exhibit No.  Exhibit
-----------  -----------------------------------------------------------------

     9 Opinion and Consent of Joseph P. Rath of Allstate Life Insurance Company of New York regarding the legality of the Securities being registered.

    10       Consent of independent registered public accounting firm.